Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Prepaid bandwidth costs	¥ 1,160		¥ 2,542
Deposits	2,642		2,829
Prepaid travel expense	914		1,449
VAT recoverable	1,098		992
Prepaid office software service fee	839		1,270
Prepaid marketing expenses	34,806		25,648
Prepaid content rental expenses	36		82
Prepaid consulting service fee	27		27
Receivables from third-party payment settlement platform	124		340
Prepayment for repurchase of ordinary shares	1,425		0
Other miscellaneous prepaid expenses	166		612
Current assets	43,237	$ 6,036	35,791
Non-current assets
Prepaid marketing expenses	7,954		18,672
Deferred initial public offering related costs	0		0
Deposits for lease	1,692		1,604
Prepaid content rental expenses	33		73
Non-current assets	¥ 9,679		¥ 20,349